Shareholder Report, Average Annual Return (Details) B061122_Direxion Daily Energy Top 5 Bull 2X ETF_TF_TSR Annual {TF}	1 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily Energy Top 5 Bull 2X ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Direxion Daily Energy Top 5 Bull 2X ETF NAV
Average Annual Return, Percent	(7.31%)
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent	2.34%
S&P 500 Energy (Sector) Top 5 Equal Capped Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Energy (Sector) Top 5 Equal Capped Index (USD)
Average Annual Return, Percent	(3.53%)